Revenue from contracts with customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Revenues	$ 216,699	$ 136,415	$ 366,403	$ 275,429
Voyage charters and contracts of affreightment [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues	119,487	63,311	185,714	128,450
Time Charter Hire Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues	97,212	$ 73,104	180,689	$ 146,979
Unearned Revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred Revenue	$ 7,082		$ 7,082		$ 9,020